Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed income statements by secondary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Underlying income statement (condensed)
Net interest income		€ 43,261	€ 38,619	€ 33,370
Net fee income		12,057	11,790	10,502
Gains (losses) on financial transactions		2,633	1,653	1,563
Other operating income		(528)	55	969
Total income		57,423	52,117	46,404
Administrative expenses, depreciation and amortisation		(25,425)	(23,903)	(21,415)
Net operating income		31,998	28,214	24,989
Net loan-loss provisions		(12,932)	(10,836)	(7,436)
Other gains (losses) and provisions		(2,607)	(2,128)	(3,006)
Operating profit/(loss) before tax	€ 5,109	16,459	15,250	14,547
Tax on profit	€ (267)	(4,276)	(4,486)	(4,894)
Profit/(loss) from continuing operations		12,183	10,764	9,653
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		12,183	10,764	9,653
Non-controlling interests		(1,107)	(1,159)	(1,529)
Attributable profit to the parent		11,076	9,605	8,124
Release of provision corresponding to results from commitments and contingent risks			(27)	29
Statutory results
Underlying income statement (condensed)
Net interest income		43,261	38,619	33,370
Net fee income		12,057	11,790	10,502
Gains (losses) on financial transactions		2,633	1,653	1,563
Other operating income		(304)	92	969
Total income		57,647	52,154	46,404
Administrative expenses, depreciation and amortisation		(25,425)	(23,903)	(21,415)
Net operating income		32,222	28,251	24,989
Net loan-loss provisions		(12,458)	(10,509)	(7,436)
Other gains (losses) and provisions		(3,066)	(2,492)	(2,293)
Operating profit/(loss) before tax		16,698	15,250	15,260
Tax on profit		(4,489)	(4,486)	(5,076)
Profit/(loss) from continuing operations		12,209	10,764	10,184
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		12,209	10,764	10,184
Non-controlling interests		(1,133)	(1,159)	(1,530)
Attributable profit to the parent		11,076	9,605	8,654
Retail Banking | Statutory results
Underlying income statement (condensed)
Net interest income		37,985	34,880	30,595
Net fee income		7,661	7,650	7,045
Gains (losses) on financial transactions		214	435	839
Other operating income		(606)	(280)	390
Total income		45,254	42,685	38,869
Administrative expenses, depreciation and amortisation		(19,396)	(18,568)	(17,102)
Net operating income		25,858	24,117	21,767
Net loan-loss provisions		(12,295)	(10,210)	(7,082)
Other gains (losses) and provisions		(2,691)	(2,135)	(2,053)
Operating profit/(loss) before tax		10,872	11,772	12,632
Tax on profit		(2,586)	(2,931)	(3,898)
Profit/(loss) from continuing operations		8,286	8,841	8,734
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		8,286	8,841	8,734
Non-controlling interests		(849)	(895)	(1,345)
Attributable profit to the parent		7,436	7,946	7,389
Santander Corporate & Investment Banking | Statutory results
Underlying income statement (condensed)
Net interest income		3,485	3,544	2,921
Net fee income		2,190	1,988	1,744
Gains (losses) on financial transactions		2,581	1,833	766
Other operating income		41	31	188
Total income		8,296	7,396	5,619
Administrative expenses, depreciation and amortisation		(3,391)	(2,898)	(2,380)
Net operating income		4,905	4,498	3,239
Net loan-loss provisions		(162)	(251)	(151)
Other gains (losses) and provisions		(174)	(131)	(17)
Operating profit/(loss) before tax		4,570	4,116	3,071
Tax on profit		(1,280)	(1,119)	(821)
Profit/(loss) from continuing operations		3,290	2,997	2,250
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		3,290	2,997	2,250
Non-controlling interests		(212)	(192)	(137)
Attributable profit to the parent		3,078	2,805	2,113
Wealth Management & Insurance | Statutory results
Underlying income statement (condensed)
Net interest income		1,739	825	477
Net fee income		1,265	1,291	1,248
Gains (losses) on financial transactions		149	123	100
Other operating income		241	369	416
Total income		3,396	2,608	2,241
Administrative expenses, depreciation and amortisation		(1,156)	(1,041)	(914)
Net operating income		2,240	1,567	1,327
Net loan-loss provisions		21	(14)	(38)
Other gains (losses) and provisions		(26)	(26)	6
Operating profit/(loss) before tax		2,235	1,527	1,295
Tax on profit		(528)	(347)	(309)
Profit/(loss) from continuing operations		1,707	1,180	986
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		1,707	1,180	986
Non-controlling interests		(71)	(60)	(44)
Attributable profit to the parent		1,637	1,120	942
PagoNxt | Statutory results
Underlying income statement (condensed)
Net interest income		93	22	1
Net fee income		954	881	493
Gains (losses) on financial transactions		(10)	(14)	(1)
Other operating income		102	64	2
Total income		1,140	953	495
Administrative expenses, depreciation and amortisation		(1,091)	(1,024)	(673)
Net operating income		49	(71)	(178)
Net loan-loss provisions		(24)	(44)	(10)
Other gains (losses) and provisions		(42)	(26)	(39)
Operating profit/(loss) before tax		(17)	(141)	(227)
Tax on profit		(59)	(63)	(24)
Profit/(loss) from continuing operations		(76)	(204)	(251)
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		(76)	(204)	(251)
Non-controlling interests		(1)	(12)	(2)
Attributable profit to the parent		(77)	(216)	(253)
Corporate Centre | Statutory results
Underlying income statement (condensed)
Net interest income		(41)	(652)	(624)
Net fee income		(13)	(19)	(28)
Gains (losses) on financial transactions		(302)	(723)	(141)
Other operating income		(83)	(91)	(27)
Total income		(439)	(1,485)	(820)
Administrative expenses, depreciation and amortisation		(391)	(372)	(346)
Net operating income		(829)	(1,857)	(1,166)
Net loan-loss provisions		2	10	(155)
Other gains (losses) and provisions		(134)	(174)	(190)
Operating profit/(loss) before tax		(961)	(2,021)	(1,511)
Tax on profit		(36)	(27)	(24)
Profit/(loss) from continuing operations		(998)	(2,048)	(1,535)
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		(998)	(2,048)	(1,535)
Non-controlling interests		0	(1)	(2)
Attributable profit to the parent		€ (998)	€ (2,049)	€ (1,537)